Notes Payable to Investors	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Notes Payable to Investors
5.	Notes Payable to Investors

In March 2016, Aerpio entered into a senior secured convertible note financing (the “Convertible Notes” or the “Convertible Note Financing”) totaling approximately $9,000,000, with certain preferred investors of Aerpio. All preferred investors were invited to participate in the Convertible Notes Financing. At March 31, 2017 and December 31, 2016 the unamortized debt issuance costs related to Convertible Note financings was $0 and $75,561. In connection with the Convertible Note Financing, Aerpio’s Articles of Incorporation were amended such that any Aerpio preferred that did not participate in the Aerpio Convertible Note Financing would have their respective shares of Aerpio preferred stock automatically converted into Aerpio common stock using a 3-to-1 conversion ratio and such preferred stockholders would lose the right to representation on the Aerpio Board of Directors and other preferred rights.

The Convertible Note Financing had two separate closings of approximately $4,500,000 each on April 14, 2016 and July 15, 2016. Certain Aerpio preferred stockholders chose not to participate in the Aerpio Convertible Note Financing and their respective Aerpio preferred stock was converted into shares of Aerpio common stock in April 2016 in accordance with the terms of the Articles of Incorporation. Aerpio treated this as an extinguishment of its preferred stock. The Convertible Notes accrued interest at 8% per annum, compounded annually. The Company incurred $138,312 of costs in association with the issuance of the Convertible Notes that was amortized over the seven-month expected life of the Convertible Notes, from the date of execution (March 31, 2016). The Convertible Notes were also subject to mandatory prepayment upon the occurrence of certain events, such as a liquidation, dissolution, or the sale of Aerpio. In addition, and prior to maturity, the Convertible Notes were automatically convertible into shares of Aerpio capital stock upon the occurrence of a sale of Aerpio’s capital stock in a single transaction resulting in gross proceeds to Aerpio of $30,000,000 (hereinafter referred to as an “Investor Sale”). The type and class of Aerpio capital stock of to be issued to the holder of each Convertible Note upon conversion would have been identical to the type and class of Aerpio capital stock issued in the Investor Sale. The holder of each Convertible Note was entitled to a number of shares of Aerpio capital determined by dividing (i) the outstanding principal amount of the Convertible Note plus any unpaid accrued interest by (ii) an amount equal to the price per share of Aerpio capital stock paid by the purchasers of such shares in connection with the Investor Sale. The Convertible Notes were secured by a first priority perfected security interest in all of the Aerpio’s assets.

In October 2016 and February 2017, Aerpio executed an additional senior secured Convertible Note financings (the “Additional Convertible Notes” or the “Additional Convertible Note Financings”) totaling approximately $3,500,000 and $300,000 respectively, with certain preferred investors of Aerpio. The terms of the Additional Convertible Notes are identical to the Convertible Notes and are treated as extensions of the original Convertible Note Financing. The Company incurred $125,935 of costs associated with these transactions, which were amortized to the maturity date of March 31, 2017. In connection with the Additional Convertible Note Financings, the Convertible Notes were amended and their respective maturity dates were extended from October 31, 2016 to March 31, 2017. The amendments are accounted for as a modification for accounting purposes.

In connection with the Merger (Note 1) the Convertible Notes and accrued interest were converted into the Company’s common stock.

6.	Notes Payable to Investors

In March 2016, Aerpio entered into a senior secured convertible note financing (the Convertible Notes or Convertible Note Financing) totaling $9,000,000, with certain preferred investors of Aerpio. All preferred investors were invited to participate in the Convertible Notes Financing. In connection with the Convertible Note Financing, Aerpio’s Articles of Incorporation were amended such that any Aerpio preferred stockholder that did not participate in the Convertible Note Financing would have their respective shares of Aerpio preferred stock automatically converted into Aerpio’s common stock using a 3-to-1 conversion ratio and such Aerpio preferred stockholders would lose the right to representation on Aerpio’s Board of Directors and other preferred rights.

The Convertible Note Financing had two separate closings of $4,500,000 each on April 14, 2016 and July 15, 2016. Certain Aerpio Preferred Stockholders chose not to participate in the Convertible Note Financing and their respective Aerpio preferred stock was converted into shares of Aerpio’s common stock in April 2016 in accordance with the terms of Aerpio’s Articles of Incorporation. Aerpio treated this as an extinguishment of its preferred stock. The Convertible Notes accrue interest at 8% per annum, compounded annually. Aerpio incurred $138,312 of costs in association with the issuance of the Convertible Notes that was amortized over the seven month expected life of the Convertible Notes from the date of issuance (October 31, 2016). The Convertible Notes are also subject to mandatory prepayment upon the occurrence of certain events, such as a liquidation, dissolution, or sale of Aerpio. In addition and prior to maturity, the Convertible Notes are automatically convertible into shares of capital stock of Aerpio upon the occurrence of a sale of Aerpio’s capital stock in a single transaction resulting in gross proceeds to Aerpio of $30,000,000 (hereinafter referred to as an “Investor Sale”). The type and class of capital stock of Aerpio to be issued to the holder of each Convertible Note upon conversion shall be identical to the type and class of the Aerpio capital stock issued in the Investor Sale. The holder of each Convertible Note will be entitled to a number of shares of capital determined by dividing (i) the outstanding principal amount of the Convertible Note plus any unpaid accrued interest by (ii) an amount equal to the price per share of Aerpio capital stock paid by the purchasers of such shares in connection with the Investor Sale. The Convertible Notes are secured by a first priority perfected security interest in all of Aerpio’s assets.

In October 2016, Aerpio executed an additional senior secured Convertible Note financing (the October Convertible Notes or October Convertible Note Financing) totaling $3,500,000 with a certain preferred investors of Aerpio. The terms of the October Convertible Notes are identical to the Convertible Notes and are treated as an extension of the original Convertible Note Financing. Aerpio incurred $125,935 of costs associated with this transaction which will be amortized to the maturity date of March 31, 2017. In connection with the October Convertible Note Financing, the Convertible Notes were amended and their respective maturity dates were extended from October 31, 2016 to March 31, 2017. The amendments are accounted for as a modification for accounting purposes.